Note 5 - Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
		November 30, 2015
	Cost	Accumulated amortization	Net book value
	$	$	$

Computer equipment	293,870	214,525	79,345
Computer software	124,151	110,860	13,291
Furniture and fixtures	129,860	104,089	25,771
Laboratory equipment	3,483,398	1,968,088	1,515,310
Leasehold improvements	1,142,122	1,142,122	-
Laboratory equipment under capital lease	276,300	155,203	121,097
Computer equipment under capital lease	76,458	71,834	4,624
	5,526,159	3,766,721	1,759,438
		November 30, 2014
	Cost	Accumulated amortization	Net book value
	$	$	$

Computer equipment	247,335	196,237	51,098
Computer software	119,151	99,027	20,124
Furniture and fixtures	126,690	98,406	28,284
Laboratory equipment	3,019,713	1,658,299	1,361,414
Leasehold improvements	1,142,122	1,142,122	-
Laboratory equipment under capital lease	276,300	124,928	151,372
Computer equipment under capital lease	76,458	69,853	6,605
	5,007,769	3,388,872	1,618,897